Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Convertible Redeemable Preferred Shares
14.	CONVERTIBLE REDEEMABLE PREFERRED SHARES

In 2015, Puxin Education issued 12.267% of equity interest with preferential feature to Shanghai Trustbridge for a total consideration of RMB120,000, with RMB50,000 and RMB70,000 received in 2015 and early 2016, respectively.

In part of the reorganization as disclosed in Note 1, Shanghai Trustbridge sold 5% of equity interest with preferential feature to Mr. Yunlong Sha and 3.6335% of equity interest with preferential feature to one of its related party Ningbo Zhimei. Mr. Yunlong Sha repurchased the equity interest on behalf of the Group. This was accounted for as a share repurchase and the difference between the carrying amount of RMB48,912 and consideration was charged to additional paid-in capital. As part of the recapitalization, Shanghai Trustbridge and Ningbo Zhimei then exchanged all of their equity interests with preferential feature of Puxin Education into 5,958,940 and 5,958,940 Series A convertible redeemable preferred shares (“Series A Shares”) of Puxin Limited to Trustbridge Partners VI, L.P. and Fasturn Overseas Limited, respectively, who are their respective overseas related party Companies.

The terms of the Series A shares effectively mirrored those of the equity interest with preferential feature. As this transaction represented an exchange as opposed to an extinguishment of preferred shares, only the change in fair value required accounting. The Company calculated the increase in fair value of Series A Shares compared to the initial equity interest with preferential feature and concluded the increase was insignificant.

Key terms of Series A Shares are summarized as follows:

Voting Rights

The holders of Series A Shares and ordinary shares shall vote together based on their shareholding ratio.

Dividends

If the Board of Directors decides to pay dividends, the holders Series A Shares have same right as ordinary shares to obtain dividends calculated by the proportion of equity interest they hold.

Redemption

Upon the occurrence of events including a non-occurred qualified IPO by December 31, 2019, ceasing work or breaking of competition covenant by the founders, and significant violation of the agreement with holders of Series A Shares, the Company shall redeem all the respective outstanding Series A Shares. The redemption price shall be a return at a rate of 8% per annum compounded annually from the applicable investment date to the date on which the applicable redemption amount is paid in full. The redemption value of the convertible redeemable preferred shares was RMB140,183 and RMB nil as of December 31, 2017 and 2018, respectively.

Liquidation

In the event of liquidation, the holders of Series A Shares shall be entitled to receive, prior to the holders of ordinary shares, the relevant amount at a rate of 8% per annum compounded annually from the applicable investment date to the date on which the applicable redemption amount is paid in full.

In the event of insufficient funds available to pay in full the preference amount in respect of Series A Shares, the entire assets and funds of the Company legally available for distribution to the holders of Series A Shares shall be distributed on a pro rata basis among the holders of Series A Shares in proportion to issued price.

Conversion

The holders of the Series A Shares shall have the rights described below with respect to the conversion of the Series A Shares into Ordinary Shares:

14.	CONVERTIBLE REDEEMABLE PREFERRED SHARES-continued

Conversion-continued

Conversion Ratio

The number of ordinary shares to which a holder shall be entitled upon conversion of each Series A Shares shall be the quotient of the per share issue price divided by the then effective Series A Shares conversion price, which shall initially be the per share issue price, resulting in an initial conversion ratio for Series A Shares of 1:1.

Optional Conversion

Any Series A Shares may, at the option of the holder thereof, be converted at any time after the date of issuance of such shares, without the payment of any additional consideration, into fully-paid and non-assessable ordinary shares based on the then-effective conversion price.

Automatic Conversion

Each Series A Shares shall automatically be converted, based on the then-effective conversion price, without the payment of any additional consideration, into fully-paid and non-assessable ordinary shares upon the earlier of (i) the closing of an IPO, or (ii) the date specified by written consent or agreement of the majority holders of Series A Shares. See Note 16.